Earnings/(loss) per share (Details) £ / shares in Units, £ in Thousands, shares in Thousands		3 Months Ended			6 Months Ended
		Dec. 31, 2018 GBP (£) £ / shares item shares	Dec. 31, 2017 GBP (£) £ / shares shares		Dec. 31, 2018 GBP (£) £ / shares item shares	Dec. 31, 2017 GBP (£) £ / shares shares
Earnings/(loss) per share
Profit/(loss) for the period | £		£ 26,770	£ (19,697)	[1]	£ 33,416	£ (10,127)	[1]
Profit/(loss) for the period | £		£ 26,770	£ (19,697)	[1]	£ 33,416	£ (10,127)	[1]
Basic earnings/(loss) per share | £ / shares		£ 0.1627	£ (0.1200)	[1]	£ 0.2031	£ (0.0617)	[1]
Diluted earnings/(loss) per share | £ / shares	[2]	£ 0.1626	£ (0.1200)	[1]	£ 0.2029	£ (0.0617)	[1]
Number of categories of dilutive potential ordinary shares | item		1			1
Class A ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares outstanding, basic		40,526	40,195		40,526	40,195
Adjustment for assumed conversion into Class A ordinary shares		137	390		137	390
Class B ordinary shares
Earnings/(loss) per share
Weighted average number of ordinary shares outstanding, basic		124,000	124,000		124,000	124,000

[1]	Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.
[2]	For the three and six months ended 31 December 2017 potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce their loss per share, and hence have been excluded.